CONSOLIDATED BALANCE SHEETS - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
CASH AND BALANCES WITH THE CENTRAL BANK	$ 63,073	$ 71,053
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	361,615	574,710
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	395,829	356,089
FINANCIAL ASSETS AT AMORTIZED COST:	785,108	763,256
HEDGING DERIVATIVES	11,248	8,306
NON-CURRENT ASSETS HELD FOR SALE	773	551
INVESTMENTS IN ASSOCIATED ENTITIES	1,380	1,001
TANGIBLE ASSETS	12,620	12,206
RIGHT-OF-USE ASSETS	5,175	5,643
INTANGIBLE ASSETS:	9,411	8,607
Goodwill	1,734	1,734
Other intangible assets	7,677	6,873
TAX ASSETS	21,855	20,733
Current	3,744	2,646
Deferred	18,111	18,087
OTHER ASSETS	10,126	15,759
TOTAL ASSETS	1,678,213	1,837,914
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	351,417	512,990
FINANCIAL LIABILITIES AT AMORTIZED COST:	1,118,145	1,111,955
HEDGING DERIVATIVES	8,162	19,078
PROVISIONS	10,789	10,604
Provisions for pensions and similar obligations	7,499	7,433
LEASE LIABILITIES	5,716	6,131
TAX LIABILITIES	518	204
Current	12	17
Deferred	506	187
OTHER LIABILITIES	19,878	23,118
TOTAL LIABILITIES	1,514,625	1,684,080
SHAREHOLDERS' EQUITY	165,209	150,293
Share capital	25,660	25,660
Accumulated reserves	118,748	105,659
Profit for the year attributable to the Parent	20,801	18,974
VALUATION ADJUSTMENTS:	(1,669)	3,504
Financial assets at fair value through other comprehensive income	(2,083)	4,073
Cash flow hedges	414	(569)
TOTAL SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE PARENT	163,540	153,797
NON-CONTROLLING INTERESTS	48	37
TOTAL EQUITY	163,588	153,834
TOTAL LIABILITIES AND EQUITY	1,678,213	1,837,914
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
Other provisions	2,141	1,898
Provisions for off-balance sheet risk
LIABILITIES AND EQUITY
Other provisions	1,108	1,232
Other provisions member
LIABILITIES AND EQUITY
Other provisions	41	41
Trading derivative liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	176,678	286,111
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	19,554	15,365
Deposits - The Central banks
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	23,002	24,937
FINANCIAL LIABILITIES AT AMORTIZED COST:	86,616	126,329
Deposits - Credit institutions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:		54,922
FINANCIAL LIABILITIES AT AMORTIZED COST:	83,339	61,174
Deposits - Credit institutions, Excludes repurchase agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	78,182	61,174
Deposits - Credit institutions Repurchase Agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	17,846	54,922
FINANCIAL LIABILITIES AT AMORTIZED COST:	5,157
Customer deposits, Excludes repurchase agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	760,325	733,877
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	114,078	130,292
FINANCIAL LIABILITIES AT AMORTIZED COST:	17,561	8,324
Marketable debt securities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS:	259	1,363
FINANCIAL LIABILITIES AT AMORTIZED COST:	101,423	130,754
Subordinated liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	51,643	36,182
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES AT AMORTIZED COST:	17,238	15,315
Loans and advances - Credit institutions
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	58,486	59,512
FINANCIAL ASSETS AT AMORTIZED COST:	36,492	64,371
Loans and advances - Customers
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	10,000	10,844
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	4,056
FINANCIAL ASSETS AT AMORTIZED COST:	736,997	687,432
Debt instruments
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	110,975	206,272
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	390,974	355,321
FINANCIAL ASSETS AT AMORTIZED COST:	11,619	11,453
Equity investments
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	2,764	1,911
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME:	799	768
Trading derivative assets
ASSETS
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS:	$ 179,390	$ 296,171